Financial Risk Management_The Groups Industrial Corporate Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 145,466,512	₩ 129,525,576
Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 146,722,355	₩ 130,757,242
%	100.00%	100.00%
Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (1,255,843)	₩ (1,231,666)
Financial institutions
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	14,147,969	11,046,151
Financial institutions | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 14,193,442	₩ 11,093,682
%	9.67%	8.48%
Financial institutions | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (45,473)	₩ (47,531)
Manufacturing
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	42,223,580	39,751,598
Manufacturing | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 42,672,986	₩ 40,201,037
%	29.08%	30.74%
Manufacturing | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (449,406)	₩ (449,439)
Service
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	61,196,328	53,979,750
Service | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 61,467,174	₩ 54,268,271
%	41.89%	41.50%
Service | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (270,846)	₩ (288,521)
Wholesale & Retail
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	16,637,655	14,971,242
Wholesale & Retail | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 16,739,852	₩ 15,061,632
%	11.41%	11.52%
Wholesale & Retail | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (102,197)	₩ (90,390)
Construction
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	2,991,297	2,752,354
Construction | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 3,282,508	₩ 3,021,889
%	2.24%	2.31%
Construction | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (291,211)	₩ (269,535)
Public sector
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	869,980	1,041,179
Public sector | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 873,281	₩ 1,056,520
%	0.60%	0.81%
Public sector | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (3,301)	₩ (15,341)
Others
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	7,399,703	5,983,302
Others | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 7,493,112	₩ 6,054,211
%	5.11%	4.64%
Others | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (93,409)	₩ (70,909)